Segments and Geographic Information - Schedule of Financial Information for Revenues, Costs and Profits (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Schedule of Financial Information for Revenues, Costs and Profits [Line Items]
Sales revenues	$ 1,239,197	$ 852,928
Sales revenues, Percentage	100.00%	100.00%
Direct costs	$ 58,500	$ 98,109
Direct costs, Percentage	100.00%	100.00%
Gross profit	$ 1,180,697	$ 754,819
Gross profit, Percentage	100.00%	100.00%
Products sales – Non-franchisees [Member]
Schedule of Financial Information for Revenues, Costs and Profits [Line Items]
Sales revenues	$ 208,701	$ 164,958
Sales revenues, Percentage	17.00%	19.00%
Direct costs	$ 10,316	$ 11,764
Direct costs, Percentage	18.00%	12.00%
Gross profit	$ 198,385	$ 153,194
Gross profit, Percentage	17.00%	20.00%
Product Sales – Franchisees [Member]
Schedule of Financial Information for Revenues, Costs and Profits [Line Items]
Sales revenues	$ 195,737	$ 136,000
Sales revenues, Percentage	16.00%	16.00%
Direct costs	$ 37,566	$ 28,460
Direct costs, Percentage	64.00%	29.00%
Gross profit	$ 158,171	$ 107,540
Gross profit, Percentage	13.00%	15.00%
Franchise fees [Member]
Schedule of Financial Information for Revenues, Costs and Profits [Line Items]
Sales revenues	$ 834,759	$ 551,970
Sales revenues, Percentage	67.00%	65.00%
Direct costs	$ 10,618	$ 57,885
Direct costs, Percentage	18.00%	59.00%
Gross profit	$ 824,141	$ 494,085
Gross profit, Percentage	70.00%	65.00%